May 01, 2018

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 6, 2019

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

DATED MAY 1, 2018 OF

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

The following information supplements, and to the extent inconsistent therewith, supersedes the information contained in the section of the fund’s Summary Prospectus and Prospectus titled “Performance”:

Effective March 29, 2019, the 15% Bloomberg Barclays Global Aggregate ex-USD Index component of the fund’s composite benchmark will be replaced by 15% Bloomberg Barclays Global Aggregate ex-USD Index (USD Hedged).

The fund will continue to compare its performance against its primary benchmarks, the Bloomberg Barclays U.S. Aggregate Index and Russell 3000 Index.